Share-based payments (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangements [Abstract]
Explanation of effect of share-based payments on entity's profit or loss
The following share-based payment amounts are included in the income statements as operating costs.

FOR THE YEAR ENDED DECEMBER 31	2020	2019
ESP	(31)	(29)
RSUs/PSUs	(51)	(54)
Other (1)	(9)	(10)
Total share-based payments	(91)	(93)
(1) Includes DSP, DSUs and stock options.

Disclosure of number and weighted average exercise prices of share options
The following table summarizes the status of unvested employer contributions at December 31, 2020 and 2019.

NUMBER OF ESP SHARES	2020	2019
Unvested contributions, January 1	1,124,198	1,120,426
Contributions(1)	648,812	623,705
Dividends credited	62,171	57,083
Vested	(581,119)	(523,359)
Forfeited	(107,082)	(153,657)
Unvested contributions, December 31	1,146,980	1,124,198
(1)The weighted average fair value of the shares contributed was $57 in 2020 and $60 in 2019.
The following table summarizes BCE’s outstanding stock options at December 31, 2020 and 2019.

		2020		2019
	NOTE	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)
Outstanding, January 1		12,825,541	57	14,072,332	56
Granted		3,420,407	65	3,357,303	58
Exercised(1)	29	(506,828)	52	(4,459,559)	54
Forfeited or expired		(88,886)	61	(144,535)	58
Outstanding, December 31		15,650,234	59	12,825,541	57
Exercisable, December 31		5,186,600	58	2,786,043	56
(1)The weighted average market share price for options exercised was $63 in 2020 and $62 in 2019.

Disclosure of number and weighted average exercise prices of other equity instruments
The following table summarizes outstanding RSUs/PSUs at December 31, 2020 and 2019.

NUMBER OF RSUs/PSUs	2020	2019
Outstanding, January 1	2,915,118	2,812,697
Granted(1)	866,127	975,348
Dividends credited	165,435	149,648
Settled	(935,117)	(932,133)
Forfeited	(38,170)	(90,442)
Outstanding, December 31	2,973,393	2,915,118
Vested, December 31(2)	1,065,454	904,266
(1)The weighted average fair value of the RSUs/PSUs granted was $63 in 2020 and $58 in 2019.
(2)The RSUs/PSUs vested on December 31, 2020 were fully settled in February 2021 with BCE common shares and/or DSUs.
The following table summarizes the status of outstanding DSUs at December 31, 2020 and 2019.

NUMBER OF DSUs	2020	2019
Outstanding, January 1	4,623,099	4,391,997
Issued(1)	77,042	84,588
Settlement of RSUs/PSUs	90,435	146,960
Dividends credited	255,960	236,079
Settled	(815,864)	(236,525)
Outstanding, December 31	4,230,672	4,623,099
(1)The weighted average fair value of the DSUs issued was $61 in 2020 and $59 in 2019.

Disclosure of range of exercise prices of outstanding share options
The following table provides additional information about BCE’s stock option plans at December 31, 2020 and 2019.

	STOCK OPTIONS OUTSTANDING
	2020				2019
RANGE OF EXERCISE PRICES	NUMBER	WEIGHTED AVERAGE REMAINING LIFE (YEARS)		WEIGHTED AVERAGE EXERCISE PRICE ($)	NUMBER	WEIGHTED AVERAGE REMAINING LIFE (YEARS)	WEIGHTED AVERAGE EXERCISE PRICE ($)
$40-$49	187,744	—	¹	48	449,216	1	47
$50-$59	11,998,200	5		58	12,271,003	6	58
$60 & above	3,464,290	9		65	105,322	4	61
	15,650,234	7		59	12,825,541	5	57
(1) Stock options outstanding expire in February 2021.
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period	The following table shows the principal assumptions used in the valuation.

	2020	2019
Weighted average fair value per option granted	$1.55	$2.34
Weighted average share price	$63	$58
Weighted average exercise price	$65	$58
Expected dividend growth	5%	5%
Expected volatility	12%	14%
Risk-free interest rate	1%	2%
Expected life (years)	4	4